Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Customer Revenue By Classes Of Similar Products Or Services

Year ended December 31 (millions)	2011	2010	2009

Services
Systems integration and consulting	$1,164.7	$1,223.1	$1,360.0
Outsourcing	1,487.2	1,531.3	1,592.2
Infrastructure services	487.0	472.4	563.9

Core maintenance	215.7	230.6	308.8
	3,354.6	3,457.4	3,824.9
Technology
Enterprise-class software and servers	443.9	462.5	464.6
Other technology	55.3	99.7	96.2
	499.2	562.2	560.8
Total	$3,853.8	$4,019.6	$4,385.7

Reconciliation Of Total Business Segment Operating Income To Consolidated Income

Year ended December 31 (millions)	2011	2010	2009
Total segment operating income	$360.1	$373.8	$301.4
Interest expense	(63.1)	(101.8)	(95.2)
Other income (expense), net	(55.5)	(51.0)	(16.6)
Corporate and eliminations	(35.5)	1.9	28.6
Total income from continuing operations before income taxes	$206.0	$222.9	$218.2

Reconciliation Of Total Business Segment Assets To Consolidated Assets

December 31 (millions)	2011	2010	2009
Total segment assets	$1,555.9	$1,778.2	$2,001.2
Cash and cash equivalents	714.9	828.3	647.6
Deferred income taxes	208.6	220.3	200.5
Prepaid postretirement assets	43.9	31.2	–
Elimination for sale of receivables	–	–	(100.0)
Other corporate assets	88.9	162.9	207.6
Total assets	$2,612.2	$3,020.9	$2,956.9

Summary Of The Operations By Segment

(millions)	Total	Corporate	Services	Technology
2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

2009
Customer revenue	$4,385.7		$3,824.9	$560.8
Intersegment		$(170.8)	6.9	163.9
Total revenue	$4,385.7	$(170.8)	$3,831.8	$724.7
Operating income	$330.0	$28.6	$213.6	$87.8
Depreciation and amortization	352.5		275.1	77.4
Total assets	2,956.9	955.7	1,529.2	472.0
Capital expenditures	201.3	1.5	141.8	58.0

Revenue, Properties And Outsourcing Assets By Geographic Segment

Year ended December 31 (millions)	2011	2010	2009
Revenue
United States	$1,577.9	$1,733.1	$2,005.4
United Kingdom	408.7	426.2	469.2
Other foreign	1,867.2	1,860.3	1,911.1
Total	$3,853.8	$4,019.6	$4,385.7
Properties, net
United States	$127.1	$142.8	$135.4
United Kingdom	22.1	23.1	27.0
Other foreign	42.1	53.8	63.3
Total	$191.3	$219.7	$225.7
Outsourcing assets, net
United States	$61.5	$69.6	$72.3
United Kingdom	37.3	31.9	71.5
Other foreign	39.1	60.8	69.9
Total	$137.9	$162.3	$213.7